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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Barclays 2016 Maturity High Quality Corporate Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:

IBCB

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Over the Counter

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet McGinness

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet McGinness

April 24, 2013

13005364

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 26 2013

Janet McGinness
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jmcginness@nyx.com

NYSE Arca

Via Overnight Mail

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
APR 26 2013
DIVISION OF TRADING & MARKETS

April 24, 2013

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: iShares Investment Grade Corporate Bond ETFs

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

- iShares 2016 Investment Grade Corporate Bond ETF — IBCB
- iShares 2018 Investment Grade Corporate Bond ETF — IBCC
- iShares 2020 Investment Grade Corporate Bond ETF — IBCD
- iShares 2023 Investment Grade Corporate Bond ETF — IBCE

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet McGinness

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 26 2013

620= .45 8/20
1.30 8/21

040= .30
.30

041 .30
.30

2:00 7:30-9:30 (8/13)
02:00 10-12 8/24
04:30 -6:10:30 8/24
1:30 6:00-7:30 8/23

80